As filed with the Securities and Exchange Commission on September 8, 2023

1933 Act Registration No. 2-90201

1940 Act Registration No. 811-03996

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 61	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 197	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

320 Park Avenue New York, New York 10022-6839

(Address of Depositor’s Principal Executive Office) (Zip Code)

Depositor’s Telephone Number, including Area Code: (212) 224-1600

Amy Latkin Vice President and Associate General Counsel

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on September 18, 2023 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on September 18, 2023 pursuant to paragraph (a)(1) of Rule 485.

Title of Securities Being Registered:

Units of Interest in Separate Accounts under Variable Annuity Contracts

Part A and Part B of Post-Effective Amendment No. 60 to the Registration Statement (File Nos. 2-90201, 811-03996), which was filed with the Securities and Exchange Commission on May 1, 2023, are incorporated by reference into this Post-Effective Amendment No. 61 to the Registration Statement.

Supplement, dated September 18, 2023

to Initial Summary Prospectus, Updating Summary Prospectus and Prospectus,

dated May 1, 2023

Mutual of America Separate Account No. 2

Flexible Premium Annuity Contracts

The following supplemental information should be read in conjunction with the Initial Summary Prospectus and Updating Summary Prospectus dated May 1, 2023 for the Flexible Premium Annuity Contracts (“FPA Contracts”) and the Prospectus dated May 1, 2023 for the Individual Retirement Annuity (“IRA Contracts”) and FPA Contracts issued by Mutual of America Life Insurance Company (the “Company”) through Mutual of America Separate Account No. 2 (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in your Prospectus.

The information included in this supplement affects only the FPA Contracts, and not the IRA Contracts. The Initial Summary Prospectus, Updating Summary Prospectus and Prospectus revisions described below do not apply to the IRA Contracts.

Notice of Fund Substitution

In accordance with procedures established by the Securities and Exchange Commission, the Company and the Separate Account intend to substitute certain Underlying Funds for the FPA Contracts (the “Substitution”). As set forth in the table below, the following “Existing Funds” in which Subaccounts of the Separate Account currently invest on behalf of the FPA Contracts will be replaced with the following “Replacement Funds”:

Existing Fund	Replacement Fund
Mutual of America Variable Insurance Portfolio (“VIP”) Equity Index Portfolio	Fidelity VIP Index 500 (Initial Class)
Mutual of America VIP All America Portfolio	Fidelity VIP Index 500 (Initial Class)
Mutual of America VIP Small Cap Value Portfolio	DFA VA U.S. Targeted Value Portfolio
Mutual of America VIP Small Cap Growth Portfolio	Vanguard Variable Insurance Funds - Small Company Growth Portfolio
Mutual of America VIP Small Cap Equity Index Portfolio	Fidelity VIP Extended Market Index Portfolio (Initial Class)
Mutual of America VIP Mid Cap Value Portfolio	Fidelity VIP Value Strategies Portfolio (Initial Class)
Mutual of America VIP Mid-Cap Equity Index Portfolio	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio
Mutual of America VIP International Portfolio	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Mutual of America VIP Money Market Portfolio	Goldman Sachs VIT Government Money Market Fund (Institutional)

Mutual of America VIP Mid-Term Bond Portfolio	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio
Mutual of America VIP Bond Portfolio	American Funds Insurance Series – The Bond Fund of America (Class 1)
Mutual of America VIP Retirement Income Portfolio	Fidelity VIP Freedom Income Portfolio (Initial Class)
Mutual of America VIP 2015 Retirement Portfolio	Fidelity VIP Freedom Income Portfolio (Initial Class)
Mutual of America VIP 2020 Retirement Portfolio	Fidelity VIP Freedom 2020 Portfolio (Initial Class)
Mutual of America VIP 2025 Retirement Portfolio	Fidelity VIP Freedom 2025 Portfolio (Initial Class)
Mutual of America VIP 2030 Retirement Portfolio	Fidelity VIP Freedom 2030 Portfolio (Initial Class)
Mutual of America VIP 2035 Retirement Portfolio	Fidelity VIP Freedom 2035 Portfolio (Initial Class)
Mutual of America VIP 2040 Retirement Portfolio	Fidelity VIP Freedom 2040 Portfolio (Initial Class)
Mutual of America VIP 2045 Retirement Portfolio	Fidelity VIP Freedom 2045 Portfolio (Initial Class)
Mutual of America VIP 2050 Retirement Portfolio	Fidelity VIP Freedom 2050 Portfolio (Initial Class)
Mutual of America VIP 2055 Retirement Portfolio	Fidelity VIP Freedom 2055 Portfolio (Initial Class)
Mutual of America VIP 2060 Retirement Portfolio	Fidelity VIP Freedom 2060 Portfolio (Initial Class)
Mutual of America VIP Conservative Allocation Portfolio	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio
Mutual of America VIP Moderate Allocation Portfolio	Vanguard Variable Insurance Funds – Balanced Portfolio
Mutual of America VIP Aggressive Allocation Portfolio	American Funds Insurance Series – Managed Risk Growth-Income Fund (Class P1)

Each Existing Fund is currently included as an Investment Alternative under the FPA Contracts. The Existing Funds will continue to be included as Investment Alternatives for FPA Contracts until a date on or after October 20, 2023 (the “Substitution Date”). The Replacement Funds will be made available for investment as Investment Alternatives for FPA Contracts on the Substitution Date.

On the Substitution Date, pursuant to applicable regulatory guidance and approvals, any Account Value under an FPA Contract (“FPA Contract value”) allocated to a Subaccount investing in an Existing Fund will be automatically transferred to the Subaccount investing in the applicable Replacement Fund.

The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your FPA Contract value immediately prior to the Substitution will equal your FPA Contract value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your FPA Contract will not increase as a result of the Substitution. Your rights and the Company’s obligations under your FPA Contract will not be altered in any way.

If any of your FPA Contract value is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your FPA Contract value from the Subaccount investing in the applicable Existing Fund to the Subaccount investing in the applicable Replacement Fund. Due to potential differences in Accumulation Unit Values for the Subaccounts, the number of units you receive in the Subaccount investing in the Replacement Fund may be different from the number of units you held in the Subaccount investing in the Existing Fund.

Please note the following information regarding your transfer rights:

•

At any time until the Substitution Date, you may transfer your FPA Contract value allocated to a Subaccount that invests in an Existing Fund to any other Subaccount available under your FPA Contract free of charge.

•

At any time following the Substitution Date, you may transfer your FPA Contract value allocated to a Subaccount that invests in a Replacement Fund to any other Subaccount available under your FPA Contract free of charge.

•	Except with respect to frequent transfer restrictions as described in your Prospectus, there are no limitations on the number of transfers permitted under your FPA Contract.

You may request a transfer by calling our toll-free number, 800.468.3785, visiting our website at www.mutualofamerica.com or writing to our Financial Transaction Processing Center at Mutual of America Life Insurance Company, Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

A summary prospectus for each Replacement Fund accompanies this Supplement. The investment objectives, principal investment strategies, principal risks, and fees and expenses of the Replacement Funds are described in the summary prospectuses. Read the prospectuses carefully before making any investment decision with respect to your FPA Contract values that are allocated to an Existing Fund.

If you have allocation instructions on file for future Contributions that include a Subaccount for an Existing Fund, you may provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your allocation instructions on file will automatically be updated to replace each Subaccount that invests in an Existing Fund with the Subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

To obtain a free copy of the Prospectus for your FPA Contract, a summary or statutory prospectus for an Existing Fund, or a statutory prospectus for a Replacement Fund, or if you have any questions regarding the Substitution, your FPA Contract, or your transfer rights regarding the Substitution, please call our toll-free number, 800.468.3785 or visit our website at www.mutualofamerica.com.

Addition of the Replacement Funds as Investment Alternatives for the FPA Contracts

On the Substitution Date, the Replacement Funds will be added as Investment Alternatives for the FPA Contracts. The revisions to the Prospectuses for the FPA Contracts described below, all of which relate to the addition of the Replacement Funds as Investment Alternatives, are effective on the Substitution Date.

We have entered into agreements with the transfer agent and/or distributor of certain of the Replacement Funds. Under the terms of these agreements, we will receive payments of up to 0.10% of the average daily net assets invested by the Separate Account in the Replacement Funds in connection with our provision of administrative support, distribution and recordkeeping services to the Replacement Funds. The services we provide to the Replacement Funds are in addition to the services we provide and expenses we incur in marketing and administering the variable annuity contracts.

The following information replaces the “Fees and Expenses” subsection of the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE FPA CONTRACT” section of your Initial Summary Prospectus, Updating Summary Prospectus and Prospectus:

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			Charges
Transaction Charges	There are no charges for other transactions under the Contract.			Charges
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.90%[1]	0.90%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.10%[2]	1.00%[2]
	3. Optional benefits available for an additional charge	NA	NA

[1] As a percentage of the Separate Account value. See the “Charges” section of the Prospectus for a description of the Base Contract Fee and related charges.

[2] As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	LOWEST ANNUAL COST ESTIMATE: $1,028	HIGHEST ANNUAL COST ESTIMATE: $1,950

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract classes and Underlying Fund fees and expenses

•  No optional benefits

•  No sales charges

•  No additional Contributions, transfers, or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of Contract Classes and Underlying Fund fees and expenses

•  No optional benefits

•  No sales charges

No additional Contributions, transfers, or withdrawals

The following information replaces Table II within the “FEE TABLE - FPA CONTRACTS” section of your Initial Summary Prospectus and Prospectus:

	Maximum	FPA Standard
Administrative Expenses (Annual Contract Fee)	$24	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(3)	2.00%	0.90%(2)

(1)

Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.

(2)

Reductions in Separate Account Annual Expenses. All Contracts with assets invested in the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Contrafund® Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Asset Manager Portfolio, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualify for a reduction in Separate Account fees with respect to the assets invested in such Investment Alternatives equal to servicing fees we receive from service providers to those Investment Alternatives.

For a period of two years following the effective date of the Substitution, your Separate Account Charge for amounts invested in the following Replacement Funds will be reduced by the amount by which the expenses of the Replacement Funds exceed the expenses of the corresponding Existing Funds: Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Freedom 2035 Portfolio, Fidelity VIP Freedom 2040 Portfolio, Fidelity VIP Freedom 2045 Portfolio, Fidelity VIP Freedom 2050 Portfolio, Fidelity VIP Freedom 2055 Portfolio, Fidelity VIP Freedom 2060 Portfolio and American Funds Insurance Series Managed Risk Growth-Income Fund.

Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts.

(3)	Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.

The following information replaces the table of minimum and maximum total operating expenses charged by the Underlying Funds within the “FEE TABLE - FPA CONTRACTS” section of your Initial Summary Prospectus and Prospectus:

The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.

	Maximum	Minimum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets) (before expense reimbursement)	0.10%	1.00%
Net Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets) (after expense reimbursement)*	0.10%	0.93%

*The range of Net Annual Underlying Fund Expenses reflects expense and/or fee waivers that may not continue after April 30, 2024.

The following information replaces the Expense Example within the “FEE TABLE - FPA CONTRACTS” section of your Initial Summary Prospectus and Prospectus:

Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses.

The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.

We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.

This example also assumes the maximum fees and expenses of the Underlying Funds during 2022, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$1,950	$6,148	$10,775	$24,527

The following replaces Appendix A: UNDERLYING FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE FPA CONTRACTS at the back of your Initial Summary Prospectus, Updating Summary Prospectus and Prospectus:

APPENDIX A: UNDERLYING FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE FPA CONTRACTS

The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/FPAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.

The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity VIP Index 500 (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.10%	-18.21%	9.30%	12.45%

Equity Fund Seeks to achieve long-term capital appreciation	DFA VA U.S. Targeted Value Portfolio Adviser: Dimensional Fund Advisors LP	0.29%	-4.21%	7.48%	11.05%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Funds - Small Company Growth Portfolio Adviser: The Vanguard Group, Inc. and ArrowMark Colorado Holdings LLC	0.29%	-25.35%	4.53%	10.06%
Equity Fund Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity VIP Extended Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.13%	-18.13%			5.65%[2]
Equity Fund Seeks capital appreciation	Fidelity VIP Value Strategies Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.64%	-7.03%	8.38%	10.22%

Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of mid- capitalization stocks	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc.	0.17%	-18.82%	7.18%	10.95%
Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio Adviser: The Vanguard Group, Inc.	0.11%	-16.01%	1.01%		2.02%[3]
Equity Fund Seeks capital growth	American Century VP Capital Appreciation Fund Adviser: American Century Investment Management, Inc.	0.57%	-27.92%	8.26%		9.16%[4]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	-21.86%	2.58%	4.53%
Equity Fund Seeks capital appreciation	Delaware VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	-12.09%	4.35%	9.21%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	-30.74%	9.80%	13.25%

Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.51%	-4.96%	8.16%	10.19%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.60%	-26.31%	8.66%	11.43%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.61%	-14.74%	5.95%	9.96%

Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.81%	-19.38%	4.33%	9.20%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.57%	-19.74%	7.47%	12.14%
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	-20.13%	7.15%	10.76%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	-8.79%	7.58%	10.86%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	-38.50%	5.16%	11.68%

Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.29%	-11.49%	8.08%	10.08%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.41%	-30.12%	4.45%	7.58%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	-36.36%	0.04%	8.86%

Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	-26.30%	3.69%	6.36%

Fixed Income Fund Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments	Goldman Sachs VIT Government Money Market Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P.	0.18%	1.58%	1.17%		0.75%[5]

Fixed Income Fund Seeks to provide current income while maintaining limited price volatility	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio Adviser: The Vanguard Group, Inc.	0.14%	-5.72%	1.10%	1.44%
Fixed Income Fund Seeks to provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series – The Bond Fund of America (Class 1) Adviser: Capital Research and Management Company	0.21%	-12.26%	1.02%	1.62%
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations,	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC.	0.62%	-11.77%	2.11%	1.05%

which may be represented by forwards or derivatives such as options, futures contracts or swap agreements
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	-13.21%	-0.10%	0.92%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.60%	-14.94%	3.75%	5.66%
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	-15.41%	6.32%	7.57%
Balanced Fund Seeks to provide current income and low to moderate capital appreciation	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio Adviser: The Vanguard Group, Inc.	0.13%	-14.90%	2.52%	4.52%

Balanced Fund Seeks to provide long-term capital appreciation and reasonable current income	Vanguard Variable Insurance Funds – Balanced Portfolio Adviser: Wellington Management Company LLC	0.21%	-14.30%	5.96%	8.41%
Balanced Fund Investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series – Managed Risk Growth-Income Fund (Class P1) Adviser: Capital Research and Management Company	0.62%	-16.74%	4.32%	6.69%
Balanced Fund Seeks high total return with a secondary objective of principal preservation	Fidelity VIP Freedom Income Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.35%	-12.05%	1.96%	3.15%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2020 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.48%	-15.69%	3.73%	6.07%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2025 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.51%	-16.43%	4.12%	6.78%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2030 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.54%	-16.87%	4.61%	7.49%

Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2035 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.59%	-17.69%	5.38%	8.39%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2040 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.63%	-18.22%	5.89%	8.71%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2045 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.63%	-18.21%	5.89%	8.78%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2050 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.63%	-18.22%	5.89%	8.80%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2055 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.63%	-18.26%			6.95%[6]
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2060 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.63%	-18.19%			6.98%[6]

1 The reported expense ratio for the following funds is net of fee waivers that may not continue: American Century VP Capital Appreciation Fund, American Funds Insurance Series The Bond Fund of America, American Funds Insurance Series Managed Risk Growth-Income Fund, American Funds Insurance Series New World Fund, Goldman Sachs VIT Government Money

Market Fund, Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio, and Victory RS Small Cap Growth Equity VIP Series. Refer to the prospectuses of the Underlying Funds for more information.

2 Since inception date April 17, 2018.

3 Since inception date September 7, 2017.

4 Since inception date September 22, 2017.

5 Since inception date October 16, 2013.

6 Since inception date April 11, 2019.

* “Standard & Poor’s,” “S&P,” “S&P 500,” “S&P SmallCap 600” and “S&P MidCap 400” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

This Supplement Should Be Retained With Your Prospectus For Future Reference.

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Copy of the resolution of the depositor establishing the registrant.

(b)	Custodial Agreement, dated September 10, 2020, by and between Mutual of America Life Insurance Company and Mid Atlantic Trust Company.

(c)	Agreement by and between Mutual of America Life Insurance Company and Mutual of America Securities LLC, dated September 30, 2020.

(d)(1)(i)	Form of Individual Retirement Annuity Contract.

(d)(1)(ii)	Form of SEP Individual Retirement Annuity Contract.

(d)(1)(iii)	Form of SIMPLE Individual Retirement Annuity Contract.

(d)(1)(iv)	Form of ROTH Individual Retirement Annuity Contract.

(d)(1)(v)	Form of Individual Retirement Annuity Contract Amendment.

(d)(1)(vi)	Form of Individual Retirement Annuity Contract Amendment.

(d)(1)(vii)	Form of Individual Retirement Annuity Contract Amendment.

(d)(1)(viii)	Form of Individual Retirement Annuity Contract Amendment.

(d)(1)(ix)	Form of Individual ROTH Annuity Contract Amendment.

(d)(1)(x)	Form of Inherited Individual Retirement Annuity Contract.

(d)(2)(i)	Form of Flexible Premium Deferred Annuity Contract.

(d)(2)(ii)	Form of Flexible Premium Annuity Contract Amendment.

(e)(1)	Form of Application for Individual Retirement Annuity Contract (IRA Application).

(e)(2)	Form of Application for Flexible Premium Deferred Annuity Contract (Individual (Non-IRA) Application).

(f)(1)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010.

(f)(2)	Bylaws of Mutual of America Life Insurance Company.

(g)	Not Applicable.

(h)(1)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated February 28, 2001.

(h)(1)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York dated as of April 12, 2007.

(h)(1)(iii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of October 1, 2007.

(h)(2)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988.

(h)(2)(ii)	Amendment No. 1 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989.

(h)(2)(iii)	Amendment No. 2 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000.

(h)(2)(iv)	Amendment No. 3 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002.

(h)(2)(v)	Shareholder Information Agreement between Mutual of America Life Insurance Company and American Century Investment Services, Inc., effective as of October 15, 2007.

(h)(2)(vi)	Amendment No.4 to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of December 22, 2004.

(h)(2)(vii)	Amendment No. 5 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012.

(h)(2)(viii)	Amendment No. 6 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., American Century Investment Management, Inc., American Century Investment Services, LLC, and American Century Services, LLC, dated as of October 1, 2017.

(h)(3)(i)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012.

(h)(3)(ii)	Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, effective as of October 1, 2007.

(h)(3)(iii)	Amendment to Schedule C- Large Transaction Table to Vanguard Variable Insurance Fund Participation Agreement, effective as of December 22, 2016.

(h)(3)(iv)	Amendment to Amended and Restated Participation Agreement by and between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Mutual of America Life Insurance Company, dated as of March 15, 2023.

(h)(4)(i)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001.

(h)(4)(ii)	Information Sharing Agreement between Calvert Distributors, Inc., and Mutual of America Life Insurance Company, effective as of October 1, 2007.

(h)(4)(iii)	Shared Funding Agreement by and among Calvert Variable Series, Inc., Eaton Vance Distributors, Inc. and Mutual of America Life Insurance Company, as of December 22, 2016.

(h)(4)(iv)	Shared Funding Agreement by and Calvert Variable Products, Inc. and Calvert Variable Series, Inc., Eaton Vance Distributors, Inc., and Mutual of America Life Insurance Company, as of September 19, 2019.

(h)(5)(i)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005.

(h)(5)(ii)	Shareholder Information Agreement by and between Fidelity Distributors Corporation and Mutual of America Life Insurance Company, effective as of October 16, 2007.

(h)(5)(iii)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and Mutual of America Life Insurance Company effective as of June 9, 2017.

(h)(6)(i)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005.

(h)(6)(ii)	Shareholder Information Agreement by and between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc., and Mutual of America Life Insurance Company, effective as of April 16, 2007.

(h)(6)(iii)	Participation Agreement by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., and Mutual of America Life Insurance Company, dated as of May 2, 2019.

(h)(7)(i)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013.

(h)(7)(ii)	Amendment No. 1 to Participation Agreement by and among Mutual of America Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.

(h)(8)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013.

(h)(9)(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013.

(h)(9)(ii)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013.

(h)(10)(i)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Mutual of America Life Insurance Company and MFS Fund Distributors, Inc., dated as of May 1, 2018.

(h)(10)(ii)	Rule 22-c2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of April 2, 2018.

(h)(10)(iii)	Fee Letter between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of May 1, 2018.

(h)(11)	Fund Participation Agreement among Mutual of America Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated as of April 18, 2019.

(h)(12)(i)	Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of April 5, 2019.

(h)(12)(ii)	Amendment to Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of March 11, 2020.

(h)(13)	Participation Agreement among Victory Variable Insurance Funds, Victory Capital Management Inc., Victory Capital Advisers, Inc., and Mutual of America Life Insurance Company, dated as of April 5, 2019.

(h)(14)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. LLC, and Mutual of America Life Insurance Company, dated as of April 23, 2019.

(h)(15)	Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Mutual of America Life Insurance Company dated as of May 9, 2023.

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and consent of counsel as to the legality of the securities being registered.

(l)(1)(i)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2.

(l)(1)(ii)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company.

(l)(2)(a)	Powers of Attorney of Directors.

(l)(2)(b)	Powers of Attorney of Officers

(m)	Not Applicable.

(n)	Not Applicable.

(o)(1)	Initial Summary Prospectus for New Investors of IRA Contracts.

(o)(2)	Initial Summary Prospectus for New Investors of FPA Contracts.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman of the Board, President and Chief Executive Officer
Rosemary T. Berkery	Director
Gwendolyn Hatten Butler	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M. D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
Paula A. Price	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman, President and Chief Executive Officer

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Christopher Bailey	Executive Vice President, Sales Operations
Simpa Baiye	Executive Vice President and Chief Actuary
Debbie Branson	Senior Vice President, Human Resources
Tanisha L. Cash	Senior Vice President, Human Resources
Thomas Ciociano	Senior Vice President, Corporate Financial Services
John P. Clare	Senior Vice President, Corporate and Operational Communications
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Head of Human Resources
Salvatore P. Conza	Senior Vice President, Infrastructure and Operations
Debra Cruz	Senior Vice President, Customer Experience Management
Nicholas S. Curabba	Senior Vice President, Associate General Counsel and Corporate Secretary
Jason D’Angelo	Executive Vice President and General Counsel
Jeffrey W. Donaldson	Senior Executive Vice President, Head of Technology and Chief Digital Officer
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Tara Favors	Executive Vice President and Chief Human Resources Officer
Neal S. Goldstein	Executive Vice President and Chief Technology Officer
Aferdita Gutierrez	Executive Vice President, Treasurer
Kim M. Hughes	Senior Vice President, Strategic Marketing Communications
Joseph Hummel	Executive Vice President, External Affairs
Thomas Isenberg	Senior Vice President, Administrative Operations
Richard Jacobs	Senior Vice President and Chief Information Security Officer
Alison J. Kelly	Senior Vice President and Associate General Counsel
Lydia Kieser	Senior Vice President, Application Services
Andrew Kramer	Senior Vice President, Client Services
Lisa M. Loughry	Executive Vice President, National Accounts

Name and Principal Business Address*	Positions and Offices With Depositor
Jenny Lum	Senior Vice President and Head of Benefits
Dennis McManus	Senior Vice President, Head of Recordkeeping
Kyle Medlin	Senior Vice President and Chief Compliance Officer
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Bhavisha Modi	Senior Vice President, Enterprise Risk Management
Shannon Moriarty	Executive Vice President, Administrative Operations
1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598
Thomasin R. Mullen	Executive Vice President, Corporate and Marketing Communications
Paul O’Hara	Senior Vice President, Research and Competition
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor
Steven G. Sacchi	Senior Vice President, Procurement and Corporate Insurance
William Sample	Senior Vice President and Corporate Actuary
Sonia Samuels	Executive Vice President and Chief Information Officer
Susan Schneider	Senior Vice President, Head of Compensation and Data Analytics
Brian Q. Severin	Senior Executive Vice President, Chief Marketing Officer
Subhang Shah	Executive Vice President and Deputy Chief Information Officer
Paul F. Stephen	Senior Vice President and Controller
John Terwilliger	Senior Vice President, Facilities Management
1150 Broken Sound Parkway NW,
Boca Raton, FL
33487-3598
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.

Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company,

•	320 Park Analytics LLC, a Delaware limited liability company, and

•	Mutual of America Insurance Agency LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns a significant portion of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Item 30. Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Item 31. Principal Underwriters

(a) Mutual of America Securities LLC (“Securities LLC”), the principal underwriter of the Registrant, also acts as principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, Mutual of America Variable Insurance Portfolios, Inc., and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b) The name, principal business address and position of each senior officer and manager of Securities LLC are as follows:

Board of Managers

Name and Principal Business Address*	Positions and Offices With Securities LLC
Brian Q. Severin	Chairman
Christoper Bailey	Manager
Chris W. Festog	Manager
Joseph Gaffoglio	Manager

Officers

Name and Principal Business Address*	Positions and Offices With Securities LLC
Brian Q. Severin	Chairman, President and CEO
Brie Steingarten	Senior Vice President and Associate General Counsel
Christopher Bailey	Executive Vice President, Sales Operations
Kyle Medlin	Senior Vice President and Chief Compliance Officer
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor
Christopher M. Miseo	Senior Vice President, Chief Financial Officer and Treasurer
Paul F. Stephen	Senior Vice President and Controller
Amy Latkin	Vice President, Associate General Counsel, and Corporate Secretary

*	The business address of all officers is 320 Park Avenue, New York, New York 10022-6839. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

(c) The principal underwriter receives no commissions from the registrant for its services in distributing the variable insurance contracts. Pursuant to a Distribution Agreement between Securities LLC and the Depositor, the Depositor covers the expenses incurred by Securities LLC to distribute the Contracts.

Item 32. Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained with its custodian, Brown Brothers Harriman & Co. at 50 Post Office Square, Boston, MA 02110, or with its transfer agent, FIS at 4249 Easton Way, Suite 400, Columbus, OH 43219.

Item 33. Management Services.

Not applicable.

Item 34. Fee Representation

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 8th of September, 2023.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Jason D’Angelo
Jason D’Angelo
Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on September 8, 2023.

PRINCIPAL EXECUTIVE OFFICER:

*
John R. Greed
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*
Chris Festog
Senior Executive Vice President and
Chief Financial Officer
(Chief Accounting Officer)

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on September 8, 2023.

	Signatures	Title

	*	Chairman of the Board, President and Chief Executive Officer
John R. Greed

	*	Director
Rosemary T. Berkery

	*	Director
Gwendolyn Hatten Butler

	*	Director
Kimberly A. Casiano

	*	Director
Wayne A. I. Frederick, M.D.

	*	Director
Earle H. Harbison, Jr.

	*	Director
Maurine A. Haver

	*	Director
Robert J. McGuire

	*	Director
Roger B. Porter, Ph.D.

	*	Director
Paula A. Price

	*	Director
Dennis J. Reimer

*By:	/s/ Jason D’Angelo
Jason D’Angelo
Attorney-in-Fact